Shareholder Report, Holdings (Details) - C000152054	Jun. 30, 2026
United States Treasury Notes_4.125__BNY-91282CQU8
Holdings [Line Items]
Percent of Net Asset Value	28.20%
United States Treasury Notes_4.25__BNY-91282CNT4
Holdings [Line Items]
Percent of Net Asset Value	5.40%
United States Treasury Inflation Indexed Bonds_2.375__BNY-912810US5
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Federal Home Loan Banks_4.25__BNY-3130ATHV2
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Ginnie Mae_6.0__BNY-3618N56K0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Federal Home Loan Banks_3.625__BNY-3130B2PJ8
Holdings [Line Items]
Percent of Net Asset Value	2.30%
United States Treasury Bonds_4.75__BNY-912810UK2
Holdings [Line Items]
Percent of Net Asset Value	2.10%
United States Treasury Floating Rate Notes_3.875__BNY-91282CPX3
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Ginnie Mae_5.5__BNY-3618N5RF8
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Ginnie Mae_6.0__BNY-36179YKT0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Other0BNY-H42097BR7
Holdings [Line Items]
Percent of Net Asset Value	2.40%
0BNY-36260JAE7
Holdings [Line Items]
Percent of Net Asset Value	2.70%
0BNY-20469BAC1
Holdings [Line Items]
Percent of Net Asset Value	6.40%
0BNY-04010LBE2
Holdings [Line Items]
Percent of Net Asset Value	7.40%
0BNY-3136BPAQ4
Holdings [Line Items]
Percent of Net Asset Value	10.70%
0BNY-3132DWMT7
Holdings [Line Items]
Percent of Net Asset Value	27.00%
0BNY-91282CQM6
Holdings [Line Items]
Percent of Net Asset Value	43.40%